S000034129 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	171 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.09%	1.79%	1.85%	1.44%
Performance Inception Date					Sep. 30, 2011
Bloomberg U.S. Aggregate 1-3 Years Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	1.98%	2.08%	1.72%
Performance Inception Date					Sep. 30, 2011
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%	2.09%
Performance Inception Date					Sep. 30, 2011
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.74%	3.10%	2.90%	2.67%
Performance Inception Date					Sep. 30, 2011
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.76%	1.57%	1.56%	1.46%
Performance Inception Date					Sep. 30, 2011
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.37%	1.70%	1.63%	1.51%
Performance Inception Date					Sep. 30, 2011
Class N
Prospectus [Line Items]
Average Annual Return, Percent		5.48%	2.85%	2.65%	2.41%
Performance Inception Date					Sep. 30, 2011
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.81%	3.15%	2.93%	2.68%
Performance Inception Date	[1]				Sep. 30, 2011
Class I2
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.68%	3.04%	2.84%	2.60%
Performance Inception Date	[2]				Sep. 30, 2011

[1]	Class R6 shares were not available for purchase until July 31, 2019. The performance shown for Class R6 shares prior to that date is that of the Class I shares of the Fund, another class of the Fund that is invested in the same portfolio of securities as Class R6 shares. Annual returns of Class R6 shares would have differed from that shown for the period prior to July 31, 2019 only to the extent that Class R6 shares and Class I shares have different expenses.
[2]	Class I2 shares of the Fund were not available for purchase until November 3, 2025. Performance shown prior to that inception date is that of Class I shares (which invest in the same portfolio of securities as Class I2 shares), reduced by an estimate of the additional operating expenses that would have applied to Class I2 shares prior to November 3, 2025. The actual additional expenses incurred had Class I2 shares begun operations earlier may have been greater or less than that estimate.